Stock-based compensation	12 Months Ended
Mar. 31, 2015
Stock-based compensation

18. Stock-based compensation:

In June 1997, the parent company’s shareholders approved a stock option plan for board members. In June 2001, the shareholders approved an amendment of the plan to include both board members and key employees. Each year until June 2010, since the plans’ inception, the shareholders have approved the authorization for the grant of options for the purchase of the parent company’s common stock. Authorized shares for each year that remain ungranted are unavailable for grant in future years. Stock options granted in and after August 2006 have terms of 8 years and an exercise price equal to 1.025 times the closing price of Toyota’s common stock on the date of grant. These options generally vest 2 years from the date of grant.

For the years ended March 31, 2013 and 2014, Toyota recognized stock-based compensation expenses for stock options of ¥325 million and ¥23 million, respectively, as selling, general and administrative expenses.

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2012	12,530,000	4,910	4.55	1,065
Granted	—	—
Exercised	(645,000)	3,328
Canceled	(1,036,000)	5,907

Options outstanding at March 31, 2013	10,849,000	4,909	3.56	5,921
Granted	—	—
Exercised	(2,390,100)	4,043
Canceled	(1,128,000)	6,373

Options outstanding at March 31, 2014	7,330,900	4,965	2.52	8,646

Granted	—	—
Exercised	(2,603,900)	4,834
Canceled	(1,223,500)	6,200

Options outstanding at March 31, 2015	3,503,500	4,632	2.05	13,143

Options exercisable at March 31, 2013	10,849,000	4,909	3.56	5,921
Options exercisable at March 31, 2014	7,330,900	4,965	2.52	8,646
Options exercisable at March 31, 2015	3,503,500	4,632	2.05	13,143

The total intrinsic value of options exercised for the years ended March 31, 2013, 2014 and 2015 was ¥364 million, ¥4,793 million and ¥5,313 million, respectively.

Cash received from the exercise of stock options for the years ended March 31, 2013, 2014 and 2015 was ¥2,147 million ¥9,663 million and ¥12,501 million, respectively.

The following table summarizes information for options outstanding and options exercisable at March 31, 2015:

	Outstanding			Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price
Yen		Yen	Years		Yen
3,183 – 5,000	2,770,300	3,931	2.50	2,770,300	3,931
5,001 – 7,278	733,200	7,278	0.33	733,200	7,278

3,183 – 7,278	3,503,500	4,632	2.05	3,503,500	4,632